RETAIL STORES AND KIOSKS (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2015 USD ($) Lease	Sep. 30, 2015 USD ($) Lease	Sep. 30, 2014 USD ($)	Dec. 31, 2014 Lease
Retail Stores And Kiosks - Schedule Of Purchase Price Allocations Based On Managements Knowledge Of Retail Businesses Acquired Details
Number of acquired stores | Lease	3	3		1
Amount allocated to goodwill	$ 592,000	$ 591,993
Amount allocated to security deposits	3,400	3,400
Amount allocated to inventory	44,000	44,000
Hold back obligation	185,000	(185,000)
Loss on disposal of assets	189,091	478,729
Exit costs for non-cancellable leases and license obligation	241,243	241,243
Accrued expenses	$ 85,000	$ 85,000